UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Income Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2011

Date of reporting period:	October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Strategy Fund Schedule of Investments

October 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—72.2%
Airlines—6.6%
$900	American Airlines, Inc., 10.50%, 10/15/12	B2/B	$983,250
	American Airlines Pass Through Trust,
4,066	9.73%, 9/29/14	Caa2/CCC+	3,771,087
3,948	10.18%, 1/2/13	Caa1/CCC+	3,987,827
15,690	United Air Lines Pass Through Trust, 10.40%, 5/1/18	Baa2/BBB+	17,729,513
			26,471,677

Banking—9.4%
2,600	AgFirst Farm Credit Bank, 7.30%, 11/29/10 (a)(b)(d)(g)(j)
	(acquisition cost-$2,225,000; purchased 2/26/10-4/15/10)	NR/A	2,204,777
	Allied Irish Banks PLC,
300	10.75%, 3/29/17	Ba3/BB	249,000
€2,000	10.75%, 3/29/17	Ba3/BB	2,301,675
	Barclays Bank PLC (g),
$1,200	7.375%, 12/15/11 (a)(d)	Baa2/A-	1,230,000
1,885	7.434%, 12/15/17 (a)(d)(i)	Baa2/A-	1,932,125
£7,800	14.00%, 6/15/19	Baa2/A-	16,087,128
$1,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a)(d)(g)(i)	Baa3/BBB+	1,013,888
600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa3/BBB-	616,107
	Rabobank Nederland NV,
€3,000	6.875%, 3/19/20	NR/NR	4,182,823
$4,400	11.00%, 6/30/19 (a)(d)(g)(i)	A2/AA-	5,891,855
	Regions Financial Corp.,
800	7.375%, 12/10/37	Ba1/BB+	723,958
1,500	7.75%, 9/15/24	Ba1/BB+	1,510,305
			37,943,641

Energy—0.3%
1,100	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	Caa2/B-	1,023,000

Financial Services—33.4%
	Ally Financial, Inc.,
304	5.90%, 1/15/19	B3/B	263,324
156	5.90%, 10/15/19	B3/B	135,409
500	6.00%, 12/15/11	B3/B	510,252
55	6.00%, 2/15/19	B3/B	47,906
40	6.00%, 3/15/19	B3/B	34,901
8	6.00%, 4/15/19	B3/B	6,977
325	6.00%, 9/15/19	B3/B	284,252
95	6.05%, 8/15/19	B3/B	83,231
413	6.05%, 10/15/19	B3/B	362,666
1,208	6.15%, 8/15/19	B3/B	1,067,319
1,371	6.25%, 2/15/16	B3/B	1,285,266
25	6.25%, 1/15/19	B3/B	22,154
120	6.30%, 8/15/19	B3/B	107,143
1,168	6.35%, 2/15/16	B3/B	1,099,948
285	6.35%, 4/15/16	B3/B	269,476
216	6.40%, 3/15/16	B3/B	205,196
360	6.40%, 11/15/19	B3/B	323,547
1,357	6.50%, 2/15/16	B3/B	1,286,627

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$20	6.50%, 9/15/16	B3/B	$18,928
442	6.50%, 10/15/16	B3/B	418,658
150	6.50%, 12/15/18	B3/B	135,162
358	6.55%, 12/15/19	B3/B	323,135
14	6.60%, 5/15/18	B3/B	12,967
51	6.65%, 6/15/18	B3/B	47,277
60	6.70%, 6/15/18	B3/B	55,498
329	6.75%, 4/15/13	B3/B	328,053
3	6.75%, 8/15/16	B3/B	2,880
13	6.75%, 6/15/17	B3/B	12,549
89	6.75%, 5/15/19	B3/B	81,751
10	6.75%, 6/15/19	B3/B	9,194
205	6.80%, 9/15/16	B3/B	196,871
3	6.80%, 10/15/18	B3/B	2,758
938	6.85%, 4/15/16	B3/B	909,554
30	6.85%, 5/15/18	B3/B	28,219
336	6.875%, 8/15/16	B3/B	323,777
5	6.875%, 7/15/18	B3/B	4,676
140	6.90%, 6/15/17	B3/B	136,262
32	6.90%, 8/15/18	B3/B	29,863
151	6.95%, 6/15/17	B3/B	147,357
25	7.00%, 12/15/16	B3/B	24,280
27	7.00%, 6/15/17	B3/B	26,418
130	7.00%, 7/15/17	B3/B	127,139
367	7.00%, 2/15/18	B3/B	352,283
12	7.00%, 3/15/18	B3/B	11,477
155	7.00%, 8/15/18	B3/B	145,532
5	7.00%, 9/15/18	B3/B	4,672
42	7.05%, 3/15/18	B3/B	40,287
39	7.05%, 4/15/18	B3/B	37,259
3,812	7.10%, 9/15/12	B3/B	3,812,301
100	7.125%, 8/15/12	B3/B	99,708
160	7.125%, 10/15/17	B3/B	156,577
40	7.15%, 3/15/25	B3/B	35,871
75	7.20%, 10/15/17	B3/B	73,563
288	7.25%, 6/15/16	B3/B	284,471
293	7.25%, 9/15/17	B3/B	287,247
10	7.25%, 4/15/18	B3/B	9,663
10	7.25%, 8/15/18	B3/B	9,528
141	7.25%, 9/15/18	B3/B	133,841
25	7.30%, 1/15/18	B3/B	24,497
396	7.35%, 4/15/18	B3/B	384,914
57	7.50%, 6/15/16	B3/B	56,698
45	7.55%, 5/15/16	B3/B	44,834
47	7.75%, 10/15/17	B3/B	47,062
110	8.125%, 11/15/17	B3/B	110,257
110	9.00%, 7/15/20	B3/B	110,601
	American General Finance Corp.,
3,900	0.542%, 12/15/11, FRN	B3/B	3,617,176
5,000	5.375%, 10/1/12	B3/B	4,775,000
£1,700	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	2,020,342

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$4,900	Bank of America Corp., 8.125%, 5/15/18 (g)	Ba3/BB	$4,951,058
1,400	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	1,487,500
	CIT Group, Inc.,
3,032	7.00%, 5/1/13	B3/B+	3,084,602
947	7.00%, 5/1/14	B3/B+	956,798
1,157	7.00%, 5/1/15	B3/B+	1,160,937
1,579	7.00%, 5/1/16	B3/B+	1,580,851
2,210	7.00%, 5/1/17	B3/B+	2,210,426
100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	105,125
2,500	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(g)(i)	A3/A-	2,396,875
	Ford Motor Credit Co. LLC,
800	5.625%, 9/15/15	Ba2/B+	849,579
12,600	8.125%, 1/15/20	Ba2/B+	15,434,194
4,000	12.00%, 5/15/15	Ba2/B+	5,131,800
€3,000	GMAC International Finance BV, 7.50%, 4/21/15	B3/B	4,284,368
	International Lease Finance Corp.,
$1,400	5.00%, 9/15/12	B1/BB+	1,421,000
650	5.30%, 5/1/12	B1/BB+	663,000
2,111	5.625%, 9/20/13	B1/BB+	2,134,749
2,947	6.625%, 11/15/13	B1/BB+	3,050,145
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	Ba3/BB-	621,980
€200	7.375%, 3/12/20	Ba3/BB-	265,210
£300	7.588%, 5/12/20	Ba3/BB-	455,658
£4,800	7.867%, 12/17/19	Ba3/BB-	7,367,272
£700	7.869%, 8/25/20	Ba3/BB-	1,068,798
$2,500	7.875%, 11/1/20	Ba3/BB-	2,487,500
1,400	8.00%, 6/15/20 (a)(d)(f)(g)	NR/B+	1,309,076
2,000	8.50%, 12/17/21 (a)(d)(f)(g)	NR/B+	1,869,268
£900	11.04%, 3/19/20	Ba3/BB-	1,597,201
£2,500	LBG Capital No.2 PLC, 11.25%, 9/14/23	Ba2/BB	4,456,656
$1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	WR/NR	2,025
2,300	Lyondell Chemical Co., 8.00%, 11/1/17 (a)(d)	Ba3/BB	2,524,250
€1,100	MUFG Capital Finance 2 Ltd., 4.85%, 7/25/16 (g)	Ba1/BBB+	1,429,513
$1,629	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB	1,639,181
3,700	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB-	3,607,500
	SLM Corp.,
900	5.00%, 10/1/13	Ba1/BBB-	904,506
1,600	5.375%, 5/15/14	Ba1/BBB-	1,606,083
7,200	8.00%, 3/25/20	Ba1/BBB-	7,290,396
3,400	8.45%, 6/15/18	Ba1/BBB-	3,566,933
2,168	SMFG Preferred Capital USD 3 Ltd., 9.50%, 7/25/18 (a)(d)(g)	Ba1/BBB+	2,487,132
6,250	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Ba1/A-	6,593,750
2,550	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Ba1/A-	2,658,375
			134,195,751

Healthcare & Hospitals—0.9%
3,300	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	3,597,000

Insurance—11.3%
10,000	American General Capital II, 8.50%, 7/1/30	Ba2/B	10,412,500

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance (continued)
$2,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	Ba2/B	$2,050,000
	American International Group, Inc.,
€2,800	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	3,142,565
$6,400	5.45%, 5/18/17 (i)	A3/A-	6,680,000
1,300	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	1,394,250
4,400	8.25%, 8/15/18 (i)	A3/A-	5,274,500
£1,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	2,151,186
$2,300	Hartford Financial Services Group, Inc.,
	8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	2,461,000
7,000	ILFC E-Capital Trust I,
	5.90%, 12/21/65, (converts to FRN on 12/21/10) (a)(d)	B3/BB	5,285,000
3,300	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a)(d)	Baa2/BBB	3,993,000
2,440	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17) (i)	A2/A-	2,498,211
			45,342,212

Oil & Gas—4.9%
7,700	Atlantic Richfield Co., 8.375%, 2/21/12 (i)	A2/A	8,178,855
	NGPL PipeCo LLC (a)(d),
5,000	7.119%, 12/15/17	Ba1/BBB-	5,645,490
5,000	7.768%, 12/15/37 (i)	Ba1/BBB-	5,365,705
600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(d)	B3/B+	603,000
			19,793,050

Paper & Forest Products—2.5%
10,000	Weyerhaeuser Co., 7.375%, 3/15/32	Ba1/BBB-	10,178,540

Telecommunications—2.7%
11,000	CenturyLink, Inc., 7.60%, 9/15/39 (i)	Baa3/BBB-	11,039,545

Utilities—0.2%
390	Dominion Resources, Inc.,
	6.30%, 9/30/66, (converts to FRN on 9/30/11)	Baa3/BBB	372,529
400	PPL Capital Funding, Inc.,
	6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BBB-	384,490
			757,019
	Total Corporate Bonds & Notes (cost—$259,977,718)		290,341,435

MORTGAGE-BACKED SECURITIES—18.0%
173	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	130,235
3,100	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa1/CCC	2,496,768
1,393	Bear Stearns Adjustable Rate Mortgage Trust,
	2.56%, 10/25/35, CMO, FRN	Caa1/BBB	1,231,491
	Chase Mortgage Finance Corp., CMO,
79	5.054%, 12/25/35, FRN	NR/CCC	75,623
1,847	5.409%, 3/25/37, FRN	Caa2/NR	1,541,228
1,600	6.00%, 2/25/37	Caa2/CCC	1,321,739
1,200	6.00%, 7/25/37	NR/CCC	1,047,251
2,500	6.25%, 10/25/36	Caa1/CCC	2,198,761
594	Citicorp Mortgage Securities, Inc., 5.50%, 4/25/37, CMO	Caa1/NR	540,000
	Countrywide Alternative Loan Trust, CMO,
4,364	6.00%, 5/25/36	Caa3/NR	3,098,789

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$3,472	6.089%, 4/25/36, VRN	Ca/CCC	$2,447,400
1,397	6.25%, 11/25/36	Caa3/NR	1,084,086
695	6.50%, 8/25/36	Ca/CC	500,664
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
129	3.157%, 2/20/35, VRN	A3/AA-	113,902
1,889	5.50%, 10/25/35	Caa1/NR	1,710,869
1,679	5.75%, 3/25/37	NR/CCC	1,462,336
1,306	6.00%, 5/25/36	NR/CCC	1,162,597
900	6.00%, 2/25/37	NR/CCC	722,314
406	6.00%, 4/25/37	NR/CCC	344,252
1,757	6.25%, 9/25/36	B3/NR	1,495,717
798	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	NR/CCC	722,178
	GSR Mortgage Loan Trust, CMO,
416	5.50%, 5/25/36	NR/CCC	376,316
8,304	6.00%, 2/25/36	NR/CCC	7,607,345
82	Harborview Mortgage Loan Trust, 2.956%, 7/19/35, CMO, VRN	Caa3/B	67,614
3,500	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.653%, 3/18/51, CMO, VRN (a)(d)	A1/NR	3,325,301
	JPMorgan Mortgage Trust, CMO,
2,253	5.00%, 3/25/37	NR/CCC	1,965,661
1,000	5.675%, 1/25/37, VRN	Caa2/NR	834,613
556	6.00%, 8/25/37	NR/CCC	496,345
1,000	Morgan Stanley Reremic Trust, 5.808%, 8/12/45, CMO, VRN (a)(d)	A3/NR	981,211
7,361	RBSCF Trust, 5.223%, 8/16/48, CMO, VRN (a)(d)	NR/NR	7,308,038
	Residential Asset Securitization Trust, CMO,
1,500	5.75%, 2/25/36	Caa3/CC	1,111,838
617	6.00%, 9/25/36	Caa3/D	368,913
1,589	6.00%, 7/25/37	NR/CCC	1,325,284
	Residential Funding Mortgage Securities I, CMO,
730	6.00%, 9/25/36	Caa1/CCC	648,907
1,200	6.00%, 1/25/37	Caa2/NR	996,893
7,153	6.00%, 6/25/37	NR/CC	6,254,197
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
4,453	5.627%, 4/25/37	NR/CCC	3,846,686
626	5.830%, 2/25/37	NR/CCC	497,055
	WaMu Mortgage Pass Through Certificates, CMO,
1,000	5.768%, 2/25/37, FRN	NR/CCC	822,017
350	5.868%, 9/25/36, VRN	NR/CCC	286,994
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
361	5.220%, 4/25/36, VRN	NR/BB+	325,613
618	5.404%, 7/25/36, FRN	NR/CCC	495,164
5,907	5.428%, 7/25/36, FRN	NR/CCC	4,805,135
1,000	5.75%, 3/25/37	Caa2/NR	864,622
636	6.00%, 6/25/37	Caa1/NR	600,383
700	6.00%, 7/25/37	B3/BB	669,710
	Total Mortgage-Backed Securities (cost—$65,754,292)		72,330,055

MUNICIPAL BONDS—2.6%
California—0.3%
1,100	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A1/BBB+	1,233,012

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Texas—2.3%
$9,000	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	$9,116,280
	Total Municipal Bonds (cost—$10,146,148)		10,349,292

Shares
CONVERTIBLE PREFERRED STOCK—2.0%
Financial Services—0.6%
2,700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	2,700,000

Utilities—1.4%
98,000	PPL Corp., 9.50%, 7/1/13	NR/NR	5,530,140
	Total Convertible Preferred Stock (cost—$7,163,145)		8,230,140

PREFERRED STOCK—2.0%
Banking—1.1%
78,000	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(j)(k)
	(acquisition cost-$4,290,000; purchased 8/31/10)	NR/A	4,285,125

Diversified Financial Services—0.4%
60,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	Ba1/BB-	1,590,000

Real Estate Investment Trust—0.5%
1,800	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)(g)	Baa3/BBB+	2,097,000
	Total Preferred Stock (cost—$7,738,500)		7,972,125

Principal
Amount
(000s)
SENIOR LOANS (a)(c)—1.4%
Consumer Products—0.2%
$1,000	National Mentor, Inc., 2.54%, 6/29/12 (b)(j)
	(acquisition cost-$998,250; purchased 9/26/06)		850,000

Financial Services—0.4%
	CIT Group, Inc.,
1,492	6.25%, 8/11/15		1,519,875

Multi-Media—0.8%
	Seven Media Group, Term T1,
AUD2,766	7.00%, 2/7/13		2,571,461
AUD660	7.432%, 12/28/12		613,609
			3,185,070

Printing/Publishing—0.0%
$44	American Media, Inc., 10.00%, 1/30/13 (b)(j)
	(acquisition cost-$43,519; purchased 4/30/10-10/27/10)		43,029
	Total Senior Loans (cost—$5,335,656)		5,597,974

ASSET-BACKED SECURITIES—0.9%
1,525	Asset-Backed Funding Certificates, 0.476%, 5/25/37, FRN (a)(d)	B3/B-	1,371,003
1,181	GSAA Trust, 6.295%, 6/25/36	Caa1/CCC	801,939
1,108	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	1,028,087

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$800	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	$574,851
	Total Asset-Backed Securities (cost—$3,353,030)		3,775,880

SHORT-TERM INVESTMENTS—0.9%
Corporate Notes—0.6%
Financial Services—0.6%
1,425	Ally Financial, Inc., 6.875%, 9/15/11	B3/B	1,465,873
775	American General Finance Corp., 0.649%, 8/17/11, FRN	B3/B	734,185
	Total Corporate Notes (cost—$1,919,856)		2,200,058

U.S. Treasury Bills (h)(l)—0.0%
143	0.14%-0.15%, 11/18/10 (cost—$142,990)		142,990

Repurchase Agreements—0.3%
600	Credit Suisse Securities (USA) LLC, dated 10/29/10, 0.23%, due 11/1/10, proceeds $600,012; collateralized by U.S. Treasury Notes, 1.00%, due 10/31/11, valued at $610,751 including accrued interest		600,000
491	State Street Bank & Trust Co., dated 10/29/10, 0.01%, due 11/1/10, proceeds $491,000; collateralized by U.S. Treasury Notes, 2.125%, due 5/31/15, valued at $505,824 including accrued interest		491,000
	Total Repurchase Agreements (cost—$1,091,000)		1,091,000
	Total Short-Term Investments (cost—$3,153,846)		3,434,048

	Total Investments (cost—$362,622,335)—100.0%		$402,030,949

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $71,383,200, representing 17.8% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $3,178,344, representing 0.8% of total investments.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $7,556,769. The aggregate market value is $7,382,931, representing 1.8% of total investments.

(k)	Dividend rate is fixed until the first call date and variable thereafter.

(l)	Rates shown are the effective yields at purchase date.

Glossary:

AUD	—	Australian Dollar
	£—	British Pound
CMO	—	Collateralized Mortgage Obligation
	€—	Euro
FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2010.
GO	—	General Obligation Bond
LIBOR	—	London Inter-Bank Offered Rate
NR	—	Not Rated
PIK	—	Payment-in-Kind
VRN	—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2010.

WR	—	Withdrawn Rating

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at October 31, 2010 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid(Received)	Appreciation
Bank of America:
Brazilian Government International Bond	$16,400	1.00%	12/20/15	1.00%	$22,954	$(125,682)	$148,636
Citigroup:
SLM	3,300	3.71%	12/20/13	5.00%	143,049	(406,250)	549,299
Credit Suisse First Boston:
Republic of Indonesia	8,000	1.32%	12/20/15	1.00%	(116,921)	(166,504)	49,583
Deutsche Bank:
SLM	2,550	3.71%	12/20/13	5.00%	110,538	(357,000)	467,538
United Kingdom Gilt	16,400	0.54%	12/20/15	1.00%	396,457	245,934	150,523
Goldman Sachs:
HCA	1,500	2.40%	9/20/13	3.00%	28,507	—	28,507
HSBC Bank:
Mexico Government International Bond	2,000	1.07%	12/20/15	1.00%	(4,112)	(25,591)	21,479
Merrill Lynch:
SLM	675	3.71%	12/20/13	5.00%	29,260	(94,500)	123,760
					$609,732	$(929,593)	$1,539,325

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at October 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)  Forward foreign currency contracts outstanding at October 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	October 31, 2010	(Depreciation)
Purchased:
186,100 Brazilian Real settling 9/2/11	Bank of America	$100,000	$102,811	$2,811
41,570 Brazilian Real settling 12/2/10	Citigroup	24,840	24,338	(502)
5,516,960 Brazilian Real settling 12/2/10	HSBC Bank	3,083,745	3,230,054	146,309
703,350 Brazilian Real settling 12/2/10	Royal Bank of Scotland	400,000	411,795	11,795
144,000 Canadian Dollar settling 11/18/10	Deutsche Bank	140,659	141,456	797
411,000 Canadian Dollar settling 11/18/10	Royal Bank of Canada	392,959	403,738	10,779
68,000 Canadian Dollar settling 11/18/10	Royal Bank of Scotland	66,424	66,799	375
7,095,112 Chinese Yuan Renminbi settling 1/10/11	JPMorgan Chase	1,057,000	1,072,433	15,433
901,500,000 Indonesian Rupiah settling 11/24/10	JPMorgan Chase	100,000	100,519	519
41,687,000 Japanese Yen settling 11/1/10	Citigroup	502,476	517,529	15,053
2,565,390 Mexican Peso settling 2/22/11	Barclays Bank	198,318	206,249	7,931
760,150 South African Rand settling 9/13/11	Barclays Bank	100,000	104,389	4,389
2,188,435 South African Rand settling 1/28/11	HSBC Bank	312,255	310,469	(1,786)
699,210,000 South Korean Won settling 11/12/10	HSBC Bank	612,000	621,106	9,106
Sold:
3,251,000 Australian Dollar settling 12/3/10	Deutsche Bank	3,187,761	3,174,896	12,865
41,570 Brazilian Real settling 3/2/11	Citigroup	24,376	23,908	468
6,261,880 Brazilian Real settling 12/2/10	Royal Bank of Scotland	3,700,000	3,666,188	33,812
296,000 British Pound settling 12/20/10	Bank of America	464,626	473,069	(8,443)
10,548,000 British Pound settling 12/20/10	BNP Paribas	16,729,128	16,857,864	(128,736)
11,895,000 British Pound settling 12/20/10	Citigroup	18,859,404	19,010,646	(151,242)
620,000 Canadian Dollar settling 11/18/10	Morgan Stanley	608,213	609,046	(833)
6,975,000 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	1,075,559	1,077,170	(1,611)
3,474,000 Euro settling 11/23/10	Barclays Bank	4,831,280	4,827,274	4,006
388,000 Euro settling 11/23/10	BNP Paribas	537,946	539,143	(1,197)
7,046,000 Euro settling 1/25/11	Citigroup	9,796,441	9,782,039	14,402
1,235,000 Euro settling 11/23/10	Deutsche Bank	1,581,578	1,716,086	(134,508)
901,500,000 Indonesian Rupiah settling 11/24/10	JPMorgan Chase	100,727	100,519	208
49,042,000 Japanese Yen settling 11/1/10	Morgan Stanley	582,723	608,839	(26,116)
2,505,390 Mexican Peso settling 2/22/11	Bank of America	198,321	201,425	(3,104)
2,872,116 South African Rand settling 1/28/11	Deutsche Bank	409,804	407,461	2,343
35,607,500 South Korean Won settling 11/12/10	Barclays Bank	29,397	31,630	(2,233)
203,220,000 South Korean Won settling 11/12/10	Citigroup	165,155	180,520	(15,365)
444,392,500 South Korean Won settling 11/12/10	JPMorgan Chase	390,829	394,752	(3,923)
15,990,000 South Korean Won settling 11/12/10	Royal Bank of Scotland	13,132	14,204	(1,072)
10,000 Swiss Franc settling 11/4/10	Citigroup	9,869	10,168	(299)
				$(187,569)

At October 31, 2010, the Fund received $320,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(C) Open reverse repurchase agreements at October 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	10/7/10	11/8/10	$2,341,912	$2,341,180
	0.45%	10/29/10	11/30/10	8,635,824	8,635,500
	0.65%	10/12/10	11/12/10	4,833,620	4,831,875
Credit Suisse First Boston	0.50%	10/6/10	11/5/10	4,639,675	4,638,000
	0.50%	10/14/10	11/9/10	1,844,461	1,844,000
	0.50%	10/20/10	11/18/10	2,330,388	2,330,000
	0.50%	10/26/10	12/1/10	987,082	987,000
Greenwich Capital Markets	0.50%	10/5/10	11/3/10	13,766,160	13,761,000
	0.50%	10/15/10	11/16/10	5,638,331	5,637,000
					$45,005,555

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2010 was $30,330,213 at a weighted average interest rate of 0.50%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at October 31, 2010 was $48,051,932.

At October 31, 2010, the Fund held $250,000 and $70,000 in principal value of U.S. Treasury Bills and Corporate Bonds, respectively, and $90,000 in cash as collateral for open reverse repurchase agreements. Cash collateral held may be invested in accordance with the Fund’s investment strategy. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

(D) At October 31, 2010, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$512,500

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                   Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                   Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                   Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasuries are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing servies based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$8,742,164	$17,729,513	$26,471,677
Energy	—	—	1,023,000	1,023,000
Financial Services	—	131,017,407	3,178,344	134,195,751
All Other	—	128,651,007	—	128,651,007
Mortgaged-Backed Securities	—	72,330,055	—	72,330,055
Municipal Bonds	—	10,349,292	—	10,349,292
Convertible Preferred Stock	$8,230,140	—	—	8,230,140
Preferred Stock:
Diversified Financial Services	1,590,000	—	—	1,590,000
All Other	—	6,382,125	—	6,382,125
Senior Loans	—	5,597,974	—	5,597,974
Asset-Backed Securities	—	3,775,880	—	3,775,880
Short-Term Investments	—	3,434,048	—	3,434,048
Total Investments in Securities - Assets	$9,820,140	$370,279,952	$21,930,857	$402,030,949

Other Financial Instruments* - Assets
Credit Contracts	—	$1,539,325	—	$1,539,325
Foreign Exchange Contracts	—	293,401	—	293,401
Total Other Financial Instruments* - Assets	—	$1,832,726	—	$1,832,726

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(480,970)	—	$(480,970)
Total Investments	$9,820,140	$371,631,708	$21,930,857	$403,382,705

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended October 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended October 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	7/31/10	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3**	of Level 3***	10/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$17,101,920	—	$(32,680)	—	$660,274	—	—	$17,729,513
Energy	—	—	—	—	—	$1,023,000	—	1,023,000
Financial Services	—	—	—	—	—	3,178,344	—	3,178,344
Mortgage-Backed Securities	6,534,423	—	1,899	—	771,716	—	$(7,308,038)	—
Total Investments	$23,636,343	—	$(30,781)	—	$1,431,990	$4,201,344	$(7,308,038)	$21,930,857

**Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

***Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2010 was $660,274.

At October 31, 2010, the cost basis of portfolio securities for federal income tax purposes is $362,647,401. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $41,781,390; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,397,842; and net unrealized appreciation for federal income tax purposes is $39,383,548. The difference between book and tax cost is attributable to wash sales.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 17, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 17, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 17, 2010